Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Operating expenses	₩ 1,842,621	₩ 1,831,638	₩ 1,681,039